Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,995,000
Previously Paid Amount	0.00
Total Fee Amount	275.51
Total Offset Amount	0.00
Net Fee	275.51
Narrative - Max Aggregate Offering Price	$ 1,995,000
Final Prospectus	true